Long Term Loans - Additional Information (Detail) - Light Era Development Co., Ltd. (LED) [Member] - Chang Hwa Bank Secured Loan [Member] - TWD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2019	Dec. 31, 2017	Sep. 30, 2010
Disclosure of detailed information about borrowings [Line Items]
Early repayment of secured loan	$ 50
Extended Due September 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due date			September 2021
Due December 2014 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan				$ 300
Loan due date		December 2014
Due September 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan				$ 1,350
Loan due date		September 2015